Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses
Accrued Expenses

6.Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Accrued research and development expenses	$5,172	$518
Accrued employee compensation and benefits	1,142	942
Accrued professional fees	1,756	108
Other accrued expenses	8	9
Total accrued expenses	$8,078	$1,577